UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2011
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.
The fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ June 30, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (92.5%)
	Air Transport (2.1%)
166,944	Expeditors International of Washington, Inc.	$8,545,863

	Alternative Energy (3.3%)
113,296	Range Resources Corp.	6,287,928
164,808	Ultra Petroleum Corp. (a)	7,548,206

		13,836,134

	Asset Management & Custodian (0.8%)
59,387	Greenhill & Co., Inc.	3,196,208

	Biotechnology (4.1%)
62,787	IDEXX Laboratories, Inc. (a)	4,869,760
162,640	Illumina, Inc. (a)	12,222,396

		17,092,156

	Casinos & Gambling (1.5%)
43,183	Wynn Resorts Ltd.	6,198,488

	Cement (0.9%)
49,156	Martin Marietta Materials, Inc.	3,931,005

	Chemicals: Diversified (2.9%)
172,491	Intrepid Potash, Inc. (a)	5,605,958
114,011	Rockwood Holdings, Inc. (a)	6,303,668

		11,909,626

	Commercial Services (5.6%)
142,317	Gartner, Inc. (a)	5,733,952
224,650	Intertek Group PLC (United Kingdom)	7,113,987
187,065	Leucadia National Corp.	6,378,916
37,300	New Oriental Education & Technology Group, Inc. ADR (China) (a)	4,167,156

		23,394,011

	Communications Technology (4.5%)
39,898	Millicom International Cellular SA SDR (Sweden)	4,162,743
314,182	Motorola Solutions, Inc. (a)	14,464,939

		18,627,682

	Computer Services, Software & Systems (12.8%)
187,973	Akamai Technologies, Inc. (a)	5,915,510
1,741,900	Alibaba.com Ltd. (China) (b)	2,788,002
112,554	Autodesk, Inc. (a)	4,344,584
43,348	Citrix Systems, Inc. (a)	3,467,840
64,392	IHS, Inc. Class A (a)	5,371,581
181,498	Red Hat, Inc. (a)	8,330,758
232,771	Renren, Inc. ADR (China) (a)	2,060,023
61,227	Rovi Corp. (a)	3,511,981
57,849	Salesforce.com, Inc. (a)	8,618,344
149,834	Solera Holdings, Inc.	8,864,180

		53,272,803

	Computer Technology (5.0%)
53,942	LinkedIn Corp. Class A (a)	4,859,635
76,371	NVIDIA Corp. (a)	1,216,972
294,546	Yandex N.V. Class A (Russia) (a)	10,459,329
122,104	Youku.com, Inc. ADR (China) (a)	4,194,272

		20,730,208

	Consumer Lending (1.7%)
40,260	IntercontinentalExchange, Inc. (a)	5,020,824
50,768	Moody’s Corp.	1,946,953

		6,967,777

1

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ June 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Consumer Services: Miscellaneous (1.3%)
558,876	Qualicorp SA (Brazil) (a)	$5,335,759

	Cosmetics (1.0%)
166,237	Natura Cosmeticos SA (Brazil)	4,154,194

	Diversified Materials & Processing (1.6%)
53,457	Schindler Holding AG (Switzerland)	6,498,413

	Diversified Media (3.0%)
56,890	Factset Research Systems, Inc.	5,820,985
115,567	Naspers Ltd. Class N (South Africa)	6,540,469

		12,361,454

	Diversified Retail (10.4%)
23,249	Chipotle Mexican Grill, Inc. (a)	7,165,109
201,501	Ctrip.com International Ltd. ADR (China) (a)	8,680,663
94,836	Dollar Tree, Inc. (a)	6,317,974
238,024	Fastenal Co.	8,566,484
46,905	NetFlix, Inc. (a)	12,321,475

		43,051,705

	Financial Data & Systems (4.5%)
282,759	MSCI, Inc. Class A (a)	10,654,359
226,282	Verisk Analytics, Inc. Class A (a)	7,833,883

		18,488,242

	Health Care Services (1.4%)
62,911	Stericycle, Inc. (a)	5,606,628

	Medical & Dental Instruments & Supplies (1.3%)
65,400	Techne Corp.	5,452,398

	Medical Equipment (2.5%)
28,025	Intuitive Surgical, Inc. (a)	10,428,383

	Metals & Minerals: Diversified (2.7%)
1,286,310	Lynas Corp. Ltd. (Australia) (a)	2,483,338
144,047	Molycorp, Inc. (a)	8,795,510

		11,278,848

	Pharmaceuticals (5.9%)
95,794	Gen-Probe, Inc. (a)	6,624,155
138,620	Ironwood Pharmaceuticals, Inc. (a)(c)	2,179,107
50,567	Ironwood Pharmaceuticals, Inc. (a)	794,913
126,318	Mead Johnson Nutrition Co.	8,532,781
119,094	Valeant Pharmaceuticals International, Inc. (Canada)	6,188,124

		24,319,080

	Publishing (1.2%)
85,321	Morningstar, Inc.	5,185,810

	Recreational Vehicles & Boats (3.4%)
468,207	Edenred (France)	14,277,691

	Scientific Instruments: Pollution Control (2.1%)
252,398	Covanta Holding Corp.	4,162,043
159,835	Nalco Holding Co.	4,445,011

		8,607,054

	Semiconductors & Components (2.1%)
211,945	ARM Holdings PLC ADR (United Kingdom)	6,025,596
21,287	First Solar, Inc. (a)	2,815,632

		8,841,228

	Shipping (1.2%)
65,070	C.H. Robinson Worldwide, Inc.	5,130,119

	Textiles Apparel & Shoes (1.7%)
62,552	Lululemon Athletica, Inc. (Canada) (a)	6,994,565

	Total Common Stocks (Cost $276,457,626)	383,713,532

2

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ June 30, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Convertible Preferred Stocks (1.8%)
	Alternative Energy (0.4%)
515,519	Better Place, Inc. (a)(d)(e)	$1,546,557

	Computer Technology (1.4%)
93,188	Groupon, Inc. Series G (a)(d)(e)	5,964,032

	Total Convertible Preferred Stocks (Cost $4,490,366)	7,510,589

	Preferred Stock (0.7%)
	Leisure Time
205,470	Zynga, Inc. Series C (Cost $2,882,562) (a)(d)(e)	2,882,562

NUMBER OF
SHARES (000)

	Short-Term Investment (f) (5.4%)
	Investment Company
22,283	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $22,282,810)		22,282,810

	Total Investments (Cost $306,113,364) (g)(h)	100.4%	416,389,493
	Liabilities in Excess of Other Assets	(0.4)	(1,507,588)

	Net Assets	100.0%	$414,881,905

ADR	American Depositary Receipt.

SDR	Swedish Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Super voting rights at a ratio of 10:1.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.

(e)	At June 30, 2011, the Fund held fair valued securities valued at $10,393,151, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(g)	The market value and percentage of net assets, $43,864,643 and 10.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

3

Morgan Stanley Mid Cap Growth Fund
Notes to Portfolio of Investments ▪ June 30, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ June 30, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT JUNE 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER	SIGNIFICANT
		ACTIVE MARKETS FOR	SIGNIFICANT OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Transport	$8,545,863	$8,545,863	—	—
Alternative Energy	13,836,134	13,836,134	—	—
Asset Management & Custodian	3,196,208	3,196,208	—	—
Biotechnology	17,092,156	17,092,156	—	—
Casinos & Gambling	6,198,488	6,198,488	—	—
Cement	3,931,005	3,931,005	—	—
Chemicals: Diversified	11,909,626	11,909,626	—	—
Commercial Services	23,394,011	16,280,024	$7,113,987	—
Communications Technology	18,627,682	14,464,939	4,162,743	—
Computer Services, Software & Systems	53,272,803	50,484,801	2,788,002	—
Computer Technology	20,730,208	20,730,208	—	—
Consumer Lending	6,967,777	6,967,777	—	—
Consumer Services: Miscellaneous	5,335,759	5,335,759	—	—
Cosmetics	4,154,194	4,154,194	—	—
Diversified Materials & Processing	6,498,413	—	6,498,413	—
Diversified Media	12,361,454	5,820,985	6,540,469	—
Diversified Retail	43,051,705	43,051,705	—	—
Financial Data & Systems	18,488,242	18,488,242	—	—
Health Care Services	5,606,628	5,606,628	—	—
Medical & Dental Instruments & Supplies	5,452,398	5,452,398	—	—
Medical Equipment	10,428,383	10,428,383	—	—
Metals & Minerals: Diversified	11,278,848	8,795,510	2,483,338	—
Pharmaceuticals	24,319,080	24,319,080	—	—
Publishing	5,185,810	5,185,810	—	—
Recreational Vehicles & Boats	14,277,691	—	14,277,691	—
Scientific Instruments: Pollution Control	8,607,054	8,607,054	—	—
Semiconductors & Components	8,841,228	8,841,228	—	—
Shipping	5,130,119	5,130,119	—	—
Textiles Apparel & Shoes	6,994,565	6,994,565	—	—

Total Common Stocks	383,713,532	339,848,889	43,864,643	—

Convertible Preferred Stocks	7,510,589	—	—	$7,510,589
Preferred Stock	2,882,562	—	—	2,882,562
Short-Term Investment — Investment Company	22,282,810	22,282,810	—	—

Total	$416,389,493	$362,131,699	$43,864,643	$10,393,151

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2011, securities with a total value of $39,701,900 transferred from Level 1 to Level 2. At June 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible
	Preferred Stocks	Preferred Stocks

Beginning Balance	$—	$1,546,557
Net purchases (sales)	2,882,562	2,943,809
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	—	3,020,223
Realized gains (losses)	—	—

Ending Balance	$2,882,562	$7,510,589

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2011	$—	$3,020,223

Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Item 2. Controls and Procedures.
(a) The fund’s principal executive officer and principal financial officer have concluded that the fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.